Equipment	12 Months Ended
Dec. 31, 2020
Equipment.
Equipment

Note 17 Equipment

	December 31,
	2020	2019	2018
Cost at opening balance	118	813	813
Acquisition for the year	—	118	—
Disposal for the year	—	(813)	—
Exchange differences	(4)	—	—
Additional, through business combinations	100	—	—
Cost at closing balance	214	118	813

Depreciation at opening balance	(14)	(706)	(655)
Deprecation for the year	(37)	(44)	(51)
Disposal for the year	—	736	—
Depreciation at closing balance	(51)	(14)	(706)

Net book value	163	104	107

Depreciation on equipment are included in the consolidated statement of income under Administrative and selling expenses amounted to SEK 37, SEK 44 and SEK 51 for the year ended December 31, 2020, 2019 and 2018, respectively.